STATEMENT OF CASH FLOWS (Details) - Schedule of liabilities arising from financing activities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
STATEMENT OF CASH FLOWS (Details) - Schedule of liabilities arising from financing activities [Line Items]
Beginning balance	$ 10,365,684	$ 10,119,775
Obtainment Capital	1,985,480	1,902,592
Payment Capital	(915,774)	(2,343,040)
Payment Interest	(210,418)	(550,877)
Interest accrued and others	(371,112)	1,237,234
Reclassifications
Ending balance	10,853,860	10,365,684
Loans To Exporters [Member]
STATEMENT OF CASH FLOWS (Details) - Schedule of liabilities arising from financing activities [Line Items]
Beginning balance	341,475	400,721
Obtainment Capital	165,000	93,000
Payment Capital	(359,000)	(145,505)
Payment Interest	(4,140)	(12,934)
Interest accrued and others	8,366	6,193
Reclassifications
Ending balance	151,701	341,475
Bank Loans [Member]
STATEMENT OF CASH FLOWS (Details) - Schedule of liabilities arising from financing activities [Line Items]
Beginning balance	217,255	222,741
Obtainment Capital	265,627	164,095
Payment Capital	(4,870)	(165,549)
Payment Interest	(2,397)	(11,352)
Interest accrued and others	49,658	7,320
Reclassifications
Ending balance	525,273	217,255
Guaranteed Obligations [Member]
STATEMENT OF CASH FLOWS (Details) - Schedule of liabilities arising from financing activities [Line Items]
Beginning balance	2,157,327	2,534,021
Obtainment Capital	192,972	607,797
Payment Capital	(48,576)	(282,721)
Payment Interest	(21,163)	(93,335)
Interest accrued and others	(823,984)	93,286
Reclassifications	(137,720)	(701,721)
Ending balance	1,318,856	2,157,327
Other Guaranteed Obligations [Member]
STATEMENT OF CASH FLOWS (Details) - Schedule of liabilities arising from financing activities [Line Items]
Beginning balance	580,432	673,452
Obtainment Capital	1,361,881
Payment Capital	(42,721)	(92,549)
Payment Interest	(27,744)	(28,417)
Interest accrued and others	67,268	27,946
Reclassifications
Ending balance	1,939,116	580,432
Obligations with the public [Member]
STATEMENT OF CASH FLOWS (Details) - Schedule of liabilities arising from financing activities [Line Items]
Beginning balance	2,064,934	1,553,079
Obtainment Capital		1,009,836
Payment Capital	(774)	(487,086)
Payment Interest	(55,613)	(144,932)
Interest accrued and others	174,860	134,037
Reclassifications
Ending balance	2,183,407	2,064,934
Financial Leases [Member]
STATEMENT OF CASH FLOWS (Details) - Schedule of liabilities arising from financing activities [Line Items]
Beginning balance	1,730,843	1,624,854
Obtainment Capital
Payment Capital	(236,744)	(591,861)
Payment Interest	(52,155)	(72,311)
Interest accrued and others	34,837	68,440
Reclassifications	137,720	701,721
Ending balance	1,614,501	1,730,843
Other Loans [Member]
STATEMENT OF CASH FLOWS (Details) - Schedule of liabilities arising from financing activities [Line Items]
Beginning balance	101,261	252,858
Obtainment Capital		27,864
Payment Capital	(101,026)	(178,777)
Payment Interest	(1,151)	(9,648)
Interest accrued and others	916	8,964
Reclassifications
Ending balance		101,261
Lease Liability [Member]
STATEMENT OF CASH FLOWS (Details) - Schedule of liabilities arising from financing activities [Line Items]
Beginning balance	3,172,157	2,858,049
Obtainment Capital
Payment Capital	(122,063)	(398,992)
Payment Interest	(46,055)	(177,948)
Interest accrued and others	116,967	891,048
Reclassifications
Ending balance	$ 3,121,006	$ 3,172,157